Short-Term Debt (Narrative) (Details) $ in Millions, $ in Millions	Dec. 16, 2023 CAD ($)	Dec. 15, 2023	Dec. 01, 2023 USD ($)	Nov. 24, 2023 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 29, 2023	Apr. 03, 2023 USD ($)	Mar. 01, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Line of Credit Facility [Line Items]
Weighted average interest rate									5.95%	5.01%
Line of Credit Facility, Maximum Borrowing Capacity									$ 2,773	$ 3,155
Revolving credit facility | TEC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									401	1,084
Revolving credit facility | NMGC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									165	169
Revolving credit facility | TECO Energy/TECO Finance
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									0	542
Revolving credit facility | TECO Finance
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									529	0
Revolving credit facility | Peoples Gas System [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									331	0
Revolving credit facility | Peoples Gas System [Member] | Gas Utilities and Infrastructure
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 250
Line of Credit Facility, Expiration Date			Dec. 01, 2028
Available increase in borrowing capacity			$ 100
Revolving credit facility II | TEC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									265	542
Revolving credit facility II | TEC | Florida Electric Utility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 200
Line of Credit Facility, Expiration Date							Apr. 01, 2024
Debt term							364 days
Revolving credit facility III | TEC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 265	$ 0
Revolving credit facility III | TEC | Florida Electric Utility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 200
Line of Credit Facility, Expiration Date								Feb. 28, 2024
Debt term								364 days
Non-revolving term facilities | TEC | Florida Electric Utility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 400
Line of Credit Facility, Expiration Date				Dec. 13, 2023
Non-revolving term facilities | Emera Inc.
Line of Credit Facility [Line Items]
Weighted average interest rate									6.07%	5.19%
Line of Credit Facility, Maximum Borrowing Capacity									$ 400	$ 400
Non-revolving term facilities | Emera Inc. | Other Segments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 400
Debt Instrument, Maturity Date	Dec. 16, 2024	Dec. 16, 2023
Non-revolving term loan II | Emera Inc.
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 400	$ 400
Non-revolving term loan II | Emera Inc. | Other Segments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 400
Debt Instrument, Maturity Date					Aug. 02, 2024	Aug. 02, 2023